SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Exchange Rates and Linkage Basis) (Details) - Points	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Exchange rate of one Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	3.46	3.84	3.90
Percentage Increase (Decrease) during the year ended	(9.90%)	(1.50%)	0.51%
Exchange rate of one Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	4.15	4.04	4.25
Percentage Increase (Decrease) during the year ended	2.70%	(4.90%)	(9.90%)
Israeli CPI [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	113.04	112.59	112.82
Percentage Increase (Decrease) during the year ended	0.40%	(0.20%)	(1.00%)